Schedule of Investments
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.90%
Australia–2.70%
Charter Hall Long Wale REIT	174,331	$479,697
Dexus	203,087	1,159,253
Goodman Group	86,468	660,563
Mirvac Group	508,404	672,879
Scentre Group	407,285	403,253
		3,375,645
Belgium–1.04%
Cofinimmo S.A.	6,054	793,456
Montea C.V.A	5,431	504,725
		1,298,181
Brazil–0.59%
BR Malls Participacoes S.A.	101,625	195,188
BR Properties S.A.(a)	139,000	245,038
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	73,087	198,749
MRV Engenharia e Participacoes S.A.	39,192	92,321
		731,296
Canada–2.64%
Allied Properties REIT	32,072	1,019,613
Canadian Apartment Properties REIT	22,106	669,008
H&R REIT	24,581	155,978
Killam Apartment REIT	64,571	724,032
SmartCentres REIT	54,611	731,096
		3,299,727
China–5.99%
CapitaLand Retail China Trust	338,456	290,785
China Aoyuan Group Ltd.	63,000	73,323
China Jinmao Holdings Group Ltd.	582,000	374,474
China Overseas Land & Investment Ltd.	268,000	827,030
China Resources Land Ltd.	310,444	1,273,633
China SCE Group Holdings Ltd.	540,000	239,000
CIFI Holdings Group Co. Ltd.	848,000	608,224
Logan Property Holdings Co. Ltd.	274,000	419,940
Longfor Group Holdings Ltd.(b)	136,500	660,556
Ronshine China Holdings Ltd.(b)	113,500	110,459
Shenzhen Investment Ltd.	340,000	105,233
Shimao Property Holdings Ltd.	315,000	1,102,518
Sunac China Holdings Ltd.	191,000	878,432
Times China Holdings Ltd.	162,000	269,392
Yuexiu Property Co. Ltd.	1,328,000	238,682
		7,471,681
France–1.69%
Gecina S.A.	10,663	1,414,544
ICADE	8,711	690,455
		2,104,999
Germany–6.48%
Aroundtown S.A.	148,470	744,049
Deutsche Wohnen SE	35,452	1,354,544
Grand City Properties S.A.	57,273	1,208,077
Shares		Value
Germany–(continued)
Vonovia SE	97,006	$4,781,545
		8,088,215
Hong Kong–6.13%
CK Asset Holdings Ltd.	171,800	934,633
Hang Lung Properties Ltd.	960,000	1,941,633
Kerry Properties Ltd.	59,500	156,246
Link REIT	28,100	237,370
Mapletree North Asia Commercial Trust(b)	45,900	25,679
New World Development Co. Ltd.	1,530,000	1,638,878
Sun Hung Kai Properties Ltd.	192,500	2,527,508
Wharf Holdings Ltd. (The)	109,000	192,584
		7,654,531
India–0.08%
Oberoi Realty Ltd.	22,103	96,359
Indonesia–0.09%
PT Bumi Serpong Damai Tbk(a)	864,800	35,206
PT Pakuwon Jati Tbk	4,362,100	81,698
		116,904
Japan–10.52%
Activia Properties, Inc.	219	701,639
Comforia Residential REIT, Inc.	273	778,355
Daiwa House REIT Investment Corp.	433	1,057,889
Daiwa Office Investment Corp.	106	585,829
Japan Prime Realty Investment Corp.	187	561,615
Japan Real Estate Investment Corp.	187	1,096,278
Japan Rental Housing Investments, Inc.	547	462,043
LaSalle Logiport REIT	623	839,922
Mitsui Fudosan Co. Ltd.	89,858	1,554,188
Mitsui Fudosan Logistics Park, Inc.	216	912,492
Mori Hills REIT Investment Corp.	315	418,137
Nippon Accommodations Fund, Inc.	17	92,046
Nippon Building Fund, Inc.	165	1,108,611
Nomura Real Estate Holdings, Inc.	36,700	595,286
Sumitomo Realty & Development Co. Ltd.	70,789	1,725,351
Tokyu Fudosan Holdings Corp.	133,800	640,423
		13,130,104
Malta–0.00%
BGP Holdings PLC, (Acquired 08/06/2009; Cost $0)(b)(c)	1,355,927	0
Mexico–0.23%
Macquarie Mexico Real Estate Management S.A. de C.V.(b)	210,800	175,056
PLA Administradora Industrial, S. de R.L. de C.V.	96,200	106,409
		281,465
Philippines–1.01%
Altus San Nicolas Corp.(c)	4,684	478
Ayala Land, Inc.	681,430	406,982
Megaworld Corp.	7,196,300	355,408

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Shares		Value
Philippines–(continued)
SM Prime Holdings, Inc.	882,300	$494,671
		1,257,539
Singapore–3.07%
Ascendas India Trust	162,700	135,905
Ascendas REIT	339,656	676,827
CapitaLand Ltd.	560,800	1,119,486
City Developments Ltd.	133,000	674,213
Keppel DC REIT	333,200	531,187
Mapletree Industrial Trust	176,800	299,019
Mapletree Logistics Trust	352,300	392,025
		3,828,662
South Africa–0.46%
Growthpoint Properties Ltd.	359,978	258,345
Redefine Properties Ltd.	1,983,852	262,518
SA Corporate Real Estate Ltd.	824,755	52,132
		572,995
Spain–0.90%
Inmobiliaria Colonial SOCIMI S.A.	66,253	628,024
Merlin Properties SOCIMI S.A.	65,546	495,351
		1,123,375
Sweden–1.89%
Fabege AB	107,946	1,383,322
Wihlborgs Fastigheter AB	69,951	974,038
		2,357,360
Thailand–0.94%
Central Pattana PCL, Foreign Shares	920,300	1,179,054
United Arab Emirates–0.10%
Emaar Development PJSC	220,013	129,949
United Kingdom–3.29%
Assura PLC	935,537	967,754
Big Yellow Group PLC	39,893	496,521
Derwent London PLC	16,122	653,058
GCP Student Living PLC	186,714	307,635
Land Securities Group PLC	77,943	537,008
Tritax Big Box REIT PLC	486,280	676,034
Workspace Group PLC	50,321	473,922
		4,111,932
United States–48.06%
Agree Realty Corp.	34,881	2,159,134
Alexandria Real Estate Equities, Inc.	9,406	1,289,186
American Assets Trust, Inc.	19,641	491,025
American Homes 4 Rent, Class A	66,858	1,551,106
American Tower Corp.	1,374	299,189
Americold Realty Trust	42,292	1,439,620
Apartment Investment & Management Co., Class A	17,952	631,013
Apple Hospitality REIT, Inc.	50,791	465,754
AvalonBay Communities, Inc.	12,583	1,851,840
Boston Properties, Inc.	44,177	4,074,445
Camden Property Trust	710	56,260
CareTrust REIT, Inc.	26,671	394,464
Shares		Value
United States–(continued)
Crown Castle International Corp.	4,153	$599,693
CubeSmart	16,313	437,025
CyrusOne, Inc.	15,819	976,823
DiamondRock Hospitality Co.	93,098	472,938
Digital Realty Trust, Inc.	16,044	2,228,672
Duke Realty Corp.	26,174	847,514
EastGroup Properties, Inc.	2,625	274,260
Equinix, Inc.	907	566,485
Equity LifeStyle Properties, Inc.	15,572	895,079
Equity Residential	25,240	1,557,560
Essential Properties Realty Trust, Inc.	76,072	993,500
Extra Space Storage, Inc.	5,343	511,646
Federal Realty Investment Trust	21,946	1,637,391
Four Corners Property Trust, Inc.	5,671	106,104
Gaming and Leisure Properties, Inc.	9,480	262,691
Healthpeak Properties, Inc.	96,708	2,306,486
Hudson Pacific Properties, Inc.	85,837	2,176,826
Invitation Homes, Inc.	162,366	3,469,761
Kilroy Realty Corp.	11,633	741,022
Kimco Realty Corp.	76,011	735,026
Medical Properties Trust, Inc.	50,898	880,026
Mid-America Apartment Communities, Inc.	11,779	1,213,590
National Retail Properties, Inc.	40,870	1,315,605
Omega Healthcare Investors, Inc.	6,185	164,150
Prologis, Inc.	23,211	1,865,468
Public Storage	7,713	1,531,879
QTS Realty Trust, Inc., Class A	6,937	402,415
Regency Centers Corp.	18,244	701,117
Retail Opportunity Investments Corp.	126,105	1,045,411
Rexford Industrial Realty, Inc.	36,490	1,496,455
RLJ Lodging Trust	39,032	301,327
Simon Property Group, Inc.	11,660	639,668
STAG Industrial, Inc.	43,514	979,935
Sun Communities, Inc.	18,143	2,265,154
Sunstone Hotel Investors, Inc.	77,308	673,353
Terreno Realty Corp.	11,324	586,017
UDR, Inc.	87,484	3,196,665
Ventas, Inc.	54,336	1,456,205
VEREIT, Inc.	376,186	1,839,550
VICI Properties, Inc.	56,647	942,606
		59,996,134
Total Common Stocks & Other Equity Interests (Cost $139,406,490)		122,206,107
Money Market Funds–1.57%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(d)	673,659	673,659
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(d)	516,825	516,618
Invesco Treasury Portfolio, Institutional Class, 0.30%(d)	769,896	769,896
Total Money Market Funds (Cost $1,960,139)		1,960,173
TOTAL INVESTMENTS IN SECURITIES—99.47% (Cost $141,366,629)		124,166,280
OTHER ASSETS LESS LIABILITIES–0.53%		665,679
NET ASSETS–100.00%		$124,831,959
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $971,750, which represented less than 1% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$3,375,645	$—	$3,375,645
Belgium	—	1,298,181	—	1,298,181
Brazil	731,296	—	—	731,296
Canada	3,299,727	—	—	3,299,727
China	—	7,471,681	—	7,471,681
France	—	2,104,999	—	2,104,999
Germany	—	8,088,215	—	8,088,215
Hong Kong	—	7,654,531	—	7,654,531
India	—	96,359	—	96,359
Indonesia	—	116,904	—	116,904
Japan	—	13,130,104	—	13,130,104
Malta	—	—	0	0
Mexico	281,465	—	—	281,465
Philippines	—	1,257,061	478	1,257,539
Singapore	—	3,828,662	—	3,828,662
South Africa	—	572,995	—	572,995
Spain	—	1,123,375	—	1,123,375
Sweden	—	2,357,360	—	2,357,360
Thailand	—	1,179,054	—	1,179,054
United Arab Emirates	—	129,949	—	129,949
United Kingdom	—	4,111,932	—	4,111,932
United States	59,996,134	—	—	59,996,134
Money Market Funds	1,960,173	—	—	1,960,173
Total Investments	$66,268,795	$57,897,007	$478	$124,166,280
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. Global Real Estate Fund